Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
(Loss) income before income tax	$ (215,880)	$ 131,899	$ 271,459
Impairment loss	142,133	3,283
Depreciation and amortization	317,892	267,189	270,454
Interest and foreign exchange effect	71,640	143,199	52,287
Loss (gain) on sale of property, plant and equipment and intangible assets	(857)	8,616	694
Gain on sale of investment		(348)	(4,588)
Changes in provisions	3,854	29,777	32,798
Changes in operating assets and liabilities	(71,634)	(53,040)	(85,265)
Interest paid on loans and financing	(71,804)	(74,592)	(58,635)
Interest paid on lease liabilities	(3,259)
Income taxes paid	(49,262)	(108,385)	(100,265)
Net cash provided by operating activities	122,823	347,598	378,939
Cash flows from investing activities
Acquisitions of property, plant and equipment	(396,672)	(299,773)	(197,638)
Net (purchases) sales of financial investments	54,710	140,402	(65,661)
Proceeds from the sale of property, plant and equipment	6,570	1,268	16,542
Advance paid for Pollarix acquisition			(81,615)
Net cash used in investing activities	(335,392)	(158,103)	(328,372)
Cash flows from financing activities
New loans and financing	105,974	292,901	830,598
Payments of loans and financing	(19,437)	(295,104)	(537,254)
Payments of lease liabilities	(13,280)
Dividends paid	(113,389)	(3,475)
Reimbursement of share premium		(80,000)	(430,000)
Repurchase of the Company's own shares	(8,103)	(1,352)
Acquisition of non-controlling interest	(71,054)
Capital reduction related to Pollarix acquisition		(87,623)	(55,380)
Disbursement from equity transactions with non-controlling shareholders		(2,757)	(61,549)
Proceeds from initial public offering, net of underwriter expenses			306,431
Net cash (used in) provided by financing activities	(119,289)	(177,410)	52,846
Foreign exchange effect on cash and cash equivalents	(2,462)	1,816	48
Increase (decrease) in cash and cash equivalents	(334,320)	13,901	103,461
Cash and cash equivalents at the beginning of the period	1,032,938	1,019,037	915,576
Cash and cash equivalents at the end of the period	$ 698,618	$ 1,032,938	$ 1,019,037